Fair Value (Quantitative Information) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Inputs Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	$ 17	$ 101	$ (90)
Foreign Exchange Contract [Member]
Fair Value Inputs Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	64	108	146
Interest Rate Contract
Fair Value Inputs Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0	(6)	(236)
Cross Currency Interest Rate Contract [Member]
Fair Value Inputs Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0	0	(2)
Commodity Contract [Member]
Fair Value Inputs Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	$ (47)	$ (1)	$ 2